RECENT ACCOUNTING PRONOUNCEMENTS	9 Months Ended
Sep. 30, 2017
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
NOTE 9    RECENT ACCOUNTING PRONOUNCEMENTS

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers, which supersedes nearly all existing revenue recognition guidance under US GAAP. The core principle of ASU No. 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU No. 2014-09 defines a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process that are required under existing US GAAP. The standard is effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. Earlier adoption is permitted only as of annual reporting periods beginning after December 15, 2016. The Company is assessing the impact, if any, of implementing this guidance on its consolidated financial position, results of operations and liquidity.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740), simplifying the presentation of deferred income taxes on the balance sheet by requiring companies to classify everything as either a non-current asset or non-current liability. ASU No. 2015-17 is effective for annual and interim reporting periods beginning after December 15, 2016 and was adopted by the Company in the quarter ended March 31, 2017. The effect of this guidance was immaterial to the Company’s consolidated results of operations, financial position and cash flows.

In February 2016, the FASB released ASU No. 2016-02, Leases (Topic 842), to bring transparency to lessee balance sheets. ASU No. 2016-02 will require organizations that lease assets (lessees) to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months. ASU No. 2016-02 will apply to both types of leases; capital (or finance) leases and operating leases. Previously, US GAAP has required only capital leases to be recognized on lessee balance sheets. ASU No. 2016-02 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early application is permitted. The Company is assessing the impact of ASU No. 2016-02 may have on its future financial position, results of operations and liquidity.

In March 2016, the FASB issued ASU No. 2016-09, Compensation - Stock Compensation: Improvements to Employee Share-Based Payment Accounting. ASU No. 2016-09 is intended to simplify several areas of accounting for share-based compensation arrangements, including the income tax impact, classification on the statement of cash flows, and forfeitures. ASU No. 2016-09 is effective for years ending after December 31, 2016, and was adopted by the Company in the quarter ended March 31, 2017. The effect of this guidance was immaterial to the Company’s consolidated results of operations, financial position and cash flows.

In October 2016, the FASB issued ASU No. 2016-17, Interests held Through Related Parties That are Under Common Control. ASU No. 2016-17 clarifies the consolidation process for the primary beneficiary of a Variable Interest Entity (VIE) should that related party have indirect interests under common control with the reporting entity. ASU No. 2016-17 is effective for years ending after December 31, 2016 and was adopted by the Company in the quarter ended March 31, 2017. The effect of this guidance was immaterial to the Company’s consolidated results of operations, financial position and cash flows.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment”. ASU No. 2017-04 eliminates the requirement to calculate the implied fair value of goodwill to measure a goodwill impairment charge. This guidance is effective for annual and interim periods of public entities beginning after December 15, 2019, with early adoption permitted for interim periods after January 1, 2017. The Company is currently assessing the potential impact ASU No. 2017-04 will have on the Company’s consolidated results of operations, financial position and cash flows.

In May 2017, the FASB issued ASU No. 2017-09, Compensation - Stock Compensation (Topic 718). ASU No. 2017-09 provides clarity and reduces the diversity in practice and complexity in determining when additional expense should be recorded resulting from a modification to stock-based grants and awards. ASU No. 2017-09 is effective for annual periods beginning after December 15, 2017. Early adoption is permitted for interim periods. The Company is currently assessing the potential impact ASU No. 2017-09 will have on the Company’s consolidated results of operations, financial position and cash flows.